Supplement to the
Fidelity Advisor® Europe Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Advisers" on page 6.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (portfolio manager) has managed the fund since March 2013.

The following information replaces similar information found in the "Fund Management" section on page 25.

FMRC serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for the fund. FMR U.K. is an affiliate of FMR.

The following information replaces the biographical information found in the "Fund Management" section on page 26.

Risteard Hogan is portfolio manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AEUR-13-01  March 28, 2013
1.739238.130

Supplement to the
Fidelity Advisor® Europe Capital Appreciation Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Advisers" on page 5.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Risteard Hogan (portfolio manager) has managed the fund since March 2013.

The following information replaces similar information found in the "Fund Management" section on page 23.

FMRC serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for the fund. FMR U.K. is an affiliate of FMR.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Risteard Hogan is portfolio manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AEURI-13-01  March 28, 2013
1.740420.124